GUIDESTONE FUNDS
Supplement dated July 24, 2025
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the My Destination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund
 This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
TARGET RISK FUNDS
Effective on or about July 25, 2025, the Conservative Allocation Fund ("CAF"), Balanced Allocation Fund ("BAF"), Moderately Aggressive Allocation Fund ("MAAF") and Aggressive Allocation Fund ("AAF") will no longer invest in the Impact Equity Fund ("MEF") due to the MEF's liquidation and termination effective July 25, 2025.
In the section “Principal Investment Strategies” for the CAF, on page 45, the second bullet point is deleted in its entirety and replaced with the following:
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	50-80%
Equities(4)	20-40%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the BAF, on page 52, the second bullet point is deleted in its entirety and replaced with the following:
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	35-60%
Equities(4)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
i

(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the MAAF, on page 59, the second bullet point is deleted in its entirety and replaced with the following:
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	10-35%
Equities(4)	65-90%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the AAF, on page 65, the second bullet point is deleted in its entirety and replaced with the following:
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)	0-10%
Equities(3)	90-100%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
The Fixed Income asset class may include impact-related investments.
(3)
The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
II.  PORTFOLIO MANAGER UPDATES FOR THE COMPLETION PORTFOLIO PROGRAM OF THE FUNDS
Effective January 1, 2025, all references to either Jennifer Mihara, Managing Director, Equity Research, or Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts, of Parametric Portfolio Associates LLC are deleted in their entirety and replaced with Jennifer Mihara, Head of Equity Fund Management, or Gordon Wotherspoon, Head of Equity Separately Managed Accounts, respectively.
ii

III.  PORTFOLIO MANAGER UPDATES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective May 21, 2025, all references to David Barron, CFA, CAIA, Head of U.S. Equity Solutions of Legal & General Investment Management America, Inc., are deleted in their entirety and replaced with David Barron, CFA, CAIA, Global Head of Index & ETFs.
IV.  PORTFOLIO MANAGER UPDATE FOR THE GLOBAL BOND FUND
Effective July 1, 2025, Jon Jonsson, Managing Director and Senior Portfolio Manager, is moving into an advisory role with Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) and will no longer serve as a portfolio manager to Neuberger Berman’s assigned portion of the Global Bond Fund. Upon effectiveness, all references to Mr. Jonsson are deleted in their entirety.
V.  PORTFOLIO MANAGER UPDATE FOR THE EMERGING MARKETS EQUITY FUND
Effective June 30, 2025, Hiren Dasani, CFA, Managing Director, of Goldman Sachs Asset Management, L.P. (“GSAM”), no longer serves as a portfolio manager for GSAM’s assigned portion of the Emerging Markets Equity Fund. All references to Mr. Dasani are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
iii

GUIDESTONE FUNDS
Supplement dated July 24, 2025
to
Statement of Additional Information (“SAI”) dated May 1, 2025
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  PORTFOLIO MANAGER UPDATE FOR THE GLOBAL BOND FUND
Effective July 1, 2025, Jon Jonsson, Managing Director and Senior Portfolio Manager, will be moving into an advisory role with Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) and will no longer serve as a portfolio manager to Neuberger Berman’s assigned portion of the GBF. Upon effectiveness, all references to Mr. Jonsson will be deleted in their entirety.
II.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective June 30, 2025, Hiren Dasani, CFA, Managing Director of Goldman Sachs Asset Management, L.P., no longer serves as a portfolio manager to the Emerging Markets Equity Fund. All references to Mr. Dasani are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i